(LOSS)/EARNINGS PER SHARE (Schedule of Earnings Per ADS) (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Basic (loss)/earnings per ADS denominator	134,939,327	83,606,810	83,606,810
Reconciliation to weighted average (loss)/earnings per ADS denominator:
Basic (loss)/earnings per share denominator	134,939,327	83,606,810	83,606,810
American depositary share [Member]
Disclosure of classes of share capital [line items]
ADS	33,734,832	20,901,703	20,901,703
Basic (loss)/earnings per ADS denominator	33,734,832	20,901,703	20,901,703
Reconciliation to weighted average (loss)/earnings per ADS denominator:
Number of ADS at January 1 (Note 18)	24,040,602	24,040,602	24,040,602
Weighted average number of shares issued during the year	12,833,129	0	0
Weighted average number of treasury shares	(3,138,899)	(3,138,899)	(3,138,899)
Basic (loss)/earnings per share denominator	33,734,832	20,901,703	20,901,703